Registration No. 333-17641
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                        POST-EFFECTIVE AMENDMENT NO. 20 TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

         SEPARATE ACCOUNT FP
                  of
     AXA EQUITABLE LIFE INSURANCE               Christopher M. Condron,
              COMPANY                           Chief Executive Officer
        (Exact Name of Trust)             AXA Equitable Life Insurance Company
     AXA EQUITABLE LIFE INSURANCE             1290 Avenue of the Americas
              COMPANY                           New York, New York 10104
       (Exact Name of Depositor)        (Name and Address of Agent for Service)
      1290 Avenue of the Americas
       New York, New York 10104
  (Address of Depositor's Principal
        Executive Offices)

                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:

       DODIE KENT                                  with a copy to:
 Vice President and Counsel                    Christopher E. Palmer, Esq.
AXA Equitable Life Insurance Company           Goodwin Procter LLP
1290 Avenue of the Americas                    901 New York Avenue, N.W.
 New York, New York 10104                      Washington, D.C. 20001

                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

_____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on  August 25, 2006  pursuant to paragraph (b) of Rule 485

_____ 60 days after filing pursuant to paragraph (a) of Rule 485

_____ on (date) pursuant to paragraph (a) of Rule 485

                                      NOTE

This Post Effective Amendment No. 20 ("PEA") to the Form S-6 Registration Statement No. 333-17641 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2006 TO THE MAY 1, 2006 VARIABLE LIFE INSURANCE PROSPECTUSES AND SUPPLEMENTS TO PROSPECTUSES OF AXA EQUITABLE LIFE INSURANCE COMPANY

Accumulator(R) Life        Incentive Life(SM)
Paramount Life(SM)         Survivorship Incentive Life(SM)
IL Protector(R)            Incentive Life(SM) '02
IL COLI(SM)                Survivorship Incentive Life(SM) '02
IL COLI(SM) '04            Incentive Life(SM) '06
Incentive Life Plus(R)     The Champion
Special Offer Policy       SP-1
Survivorship 2000          Basic Policy
Incentive Life(SM) 2000    Expanded Policy
Champion 2000

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This Supplement modifies certain information in the above-referenced
Prospectuses and Supplements to Prospectus and Statements of Additional Information, dated May 1, 2006, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

The changes discussed below are not applicable to all policies. Please note the following changes:

A.  Portfolio/Option Name Changes

All references in the Prospectuses to the names of certain variable investment options are changed as indicated in the table below effective September 18, 2006, except for EQ/Bear Stearns Small Company Growth which is effective August 25, 2006 and EQ/Lazard Small Cap Value which is effective September 1, 2006. Accordingly, all references to the respective corresponding Portfolios are also changed:

---------------------------------------------------------------------------------------------------------
 Current Fund Name                                New Fund Name
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         EQ/AllianceBernstein Common Stock
---------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    EQ/AllianceBernstein Growth and Income
---------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------
EQ/Alliance International                        EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------
EQ/Alliance Large Cap Growth                     EQ/AllianceBernstein Large Cap Growth
---------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                         EQ/AllianceBernstein Quality Bond
---------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth             EQ/Small Company Growth
---------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                   EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                        EQ/Small Cap Value(1)
---------------------------------------------------------------------------------------------------------

1 The fee structure of this portfolio has also changed. Please see the "Fee Table" in Section D for the new expense structure.

B.  Investment Adviser Changes

Effective on or about September 1, 2006, subject to regulatory approval, Franklin Advisers, Inc. will serve as an adviser to the EQ/Small Cap Value portfolio (formerly, the EQ/Lazard Small Cap Value portfolio). Lazard Asset Management, LLC will continue to serve as an adviser. Also, effective on or about October 1, 2006, the following sub-adviser changes will occur: BlackRock Investment Management LLC will replace Mercury Advisors as sub-adviser to the EQ/Mercury Basic Value Equity portfolio, BlackRock Investment Management International Limited will replace Merrill Lynch Investment Managers International Limited as sub-adviser to the EQ/Mercury International Value portfolio and BlackRock Financial Management, Inc. will replace Mercury Advisors as sub-adviser to the EQ/Long Term Bond and EQ/Short Duration Bond portfolios. AXA Equitable will continue to serve as the portfolios' investment manager.

EVM-430 (9/06)                                                   136837 (7/06)
EVM-430A (9/06)                                                        X01376
New Biz/In Force(SAR)

 Fund Substitution -- Combination of certain variable investment options C.

On or about December 1, 2006, subject to regulatory approval, interests in the following variable investment option (the "surviving option") will replace interests in the current variable investment option (the "replaced option"), as listed in the table below. The table also shows the objective, and sub-adviser for the surviving option. We will move the assets from the replaced option into the applicable surviving option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option at relative net asset value. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. You may transfer your account value among the investment options, as usual. Any transfer fees that otherwise would apply will be waived on transfers out of either Portfolio that you make within 30 days before or after the substitution. These transfers also will not count against the limit (if any) on the number of transfers permitted under your contract. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other "market timing" activities by contract owners or agents of contract owners as more fully described in "Disruptive transfer activity" under "More information about other matters" in your prospectus. Any policy value remaining in the replaced option on the substitution date will be transferred to the surviving option. Please contact the processing office referenced in your prospectus for more information about these options and for information on how to transfer your policy value.

-----------------------------------------------------------------------------------------------------------------------
 Trust                         Trust/Share Class
 Replaced (Current) Portfolio  Surviving/New Portfolio   Objective                            Advisers
-----------------------------------------------------------------------------------------------------------------------
 Laudus Variable               EQ Advisors Trust --
 Insurance Trust               Class A
-----------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value     EQ/AXA Rosenberg Value    Seeks to increase value through      AXA Rosenberg Investment
Long/Short Equity              Long/Short Equity         bull markets and bear markets        Management LLC
                                                         using strategies that
                                                         are designed to limit
                                                         exposure to general
                                                         equity market risk.
-----------------------------------------------------------------------------------------------------------------------

D.  Fee Table

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets":

-----------------------------------------------------------------------------------------------------
                                            Management                      Other
                Portfolio Name                 Fees       12b-1 Fees      Expenses
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
-----------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity      1.40%         0.25%          0.36%*
 EQ/Small Cap Value(1)                         0.73%         0.25%          0.19%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                                         Net Total
                                                          Total Annual    Fee Waivers     Annual
                                            Underlying      Expenses        and/or       Expenses
                                            Portfolio       (Before         Expense        After
                                             Fees and       Expense       Reimburse-      Expense
                Portfolio Name               Expenses     Limitation)       ments**     Limitations
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
----------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity       --           2.01%           (0.02)%       1.99%
 EQ/Small Cap Value(1)                          --           1.17%           (0.07)%       1.10
-----------------------------------------------------------------------------------------------------

* The EQ/AXA Rosenberg Value Long/Short Equity Portfolio has no operating history prior to the date of this supplement. "Other Expenses" of the Portfolio are based on estimated amounts for the current fiscal period.

** The amounts shown reflect any fee waivers and/or expense reimbursements that applied to the Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. The amounts shown in this column for the Portfolio of EQ Advisors Trust result from Expense Limitation Agreements that the Investment Manager, AXA Equitable, has entered into with respect to the Portfolio. These agreements are effective through April 30, 2008 with the exception of the EQ/Small Cap Value Portfolio, which is effective through April 30, 2007. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the current Portfolio's current annual operating expenses do not exceed the operating expense limit determined by such Portfolio. See the Prospectus for each applicable underlying Trust for more information about the arrangements.

1 The fee structure of this portfolio has changed but the Net Total Annual Expenses After Expense Limitations remains the same. This portfolio was formerly known as EQ/Lazard Small Cap Value. See "Portfolio/Option Name Changes" in Section A.

E. Limited Opportunity for Unrestricted Transfer from the Guaranteed Interest Option (All products except The Champion, SP-1,

     Basic and Expanded)

As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options --Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through March 31, 2007, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through March 31, 2007), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer over the telephone by calling 1-888-855-5100 or via the Internet by visiting our website and enrolling in EQAccess. If you are an AXA Advisors client, our Website is www.axaonline.com. All other clients may access EQAccess by visiting our other Website at www.axa-equitable.com. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern) on March 31, 2007, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.

F. In "Tax information," the section entitled "Business owned policies" is deleted in its entirety and replaced with the following:

     BUSINESS AND EMPLOYER OWNED POLICIES

     Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor. The rules for employer owned and business owned policies are not limited to policies owned by corporations and can include, for example, policies owned by partnerships. limited liability companies (LLCs) and sole proprietorships. Also, attention should be given to the rules discussed below, as well as to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

     REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS FOR EMPLOYER OWNED LIFE INSURANCE. Pending federal tax legislation expected to be enacted at the time this information was prepared imposes additional new requirements for employer owned life insurance policies. These requirements include detailed notice and consent rules, tax reporting requirements and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the employer being includible in the employer's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or before any material change to an existing life insurance policy which is treated as the issuance of a new policy under the law.

     The new rules generally apply to life insurance policies issued after the date of enactment of the legislation. Note, however, that material increases in death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception is also expected for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code.

     LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE INSURANCE. Ownership of a policy by a trade or business entity can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

     The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, through "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

     The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

     In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 23rd day of August, 2006.

                                     SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                     LIFE INSURANCE COMPANY
                                                  (REGISTRANT)

[SEAL]                               By:   AXA EQUITABLE LIFE INSURANCE COMPANY
                                              (DEPOSITOR)

                                     By:   /s/ Dodie Kent
                                           ------------------------------
                                              (Dodie Kent)
                                               Vice President and Counsel

Attest:  /s/ Linda Galasso
        --------------------------
            (Linda Galasso)
             Vice President and Assistant Secretary
             August 23, 2006

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 23rd day of August, 2006.

                                            AXA EQUITABLE LIFE INSURANCE COMPANY

                                                 (DEPOSITOR)

                                            By:  /s/ Dodie Kent
                                                --------------------------------
                                                    (Dodie Kent)
                                                     Vice President and Counsel

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron             Chairman of the Board, President,
                                    Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board,
                                    Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                  Senior Vice President and Controller

*DIRECTORS:

Bruce W. Calvert               Mary R. (Nina) Henderson     Joseph H. Moglia
Christopher M. Condron         James F. Higgins             Peter J. Tobin
Henri de Castries              W. Edwin Jarmain             Stanley B. Tulin
Denis Duverne                  Scott D. Miller


*By:  /s/ Dodie Kent
     -----------------------
         (Dodie Kent)
          Attorney-in-Fact
          August 23, 2006

                                      II-6